Employees - Pensions and similar obligations - General (Details) € in Millions	Dec. 31, 2025 EUR (€)
Employees
Threshold value of liabilities for plans where obligation is calculated annually by qualified actuaries	€ 10
Threshold value for liabilities in defined benefit plans for plan to be accounted for as a defined contribution plan	1
Minimum
Employees
Value of liabilities for plans where obligation is calculated every third year by qualified actuaries	1
Maximum
Employees
Value of liabilities for plans where obligation is calculated every third year by qualified actuaries	€ 10